INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	$ 342,860
Opening Balance - Liabilities	1,800,705
Closing balance - Assets	287,017	$ 342,860
Closing balance - Liabilities	2,027,185	1,800,705
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	1,800,705	1,690,923
Deferred tax Income (Expenses)	238,484	141,472
Deferred tax of items charged to other comprehensive income	609	139
Decrease through loss of control in subsidiary	(4,641)
Increase (decrease) Net exchange differences	(7,972)	(31,829)
Closing balance - Liabilities	2,027,185	1,800,705	$ 1,690,923
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,042
Closing balance - Assets	5,730	5,042
Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	22,026
Closing balance - Assets	19,738	22,026
Accrued Liability [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	8,107
Closing balance - Assets	8,257	8,107
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	24,397
Opening Balance - Liabilities	1,020,282
Closing balance - Assets	32,480	24,397
Closing balance - Liabilities	1,281,546	1,020,282
Property, Plant and Equipment [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	1,020,282	900,415
Deferred tax Income (Expenses)	264,397	128,933
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	(121)
Increase (decrease) Net exchange differences	(3,012)	(9,066)
Closing balance - Liabilities	1,281,546	1,020,282	900,415
Impairment Provision [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	14,193
Closing balance - Assets	8,564	14,193
Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	79,765
Opening Balance - Liabilities	26,755
Closing balance - Assets	108,910	79,765
Closing balance - Liabilities	25,334	26,755
Financial Instruments [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	26,755	25,630
Deferred tax Income (Expenses)	(2,030)	986
Deferred tax of items charged to other comprehensive income	609	139
Decrease through loss of control in subsidiary	0
Increase (decrease) Net exchange differences	0	0
Closing balance - Liabilities	25,334	26,755	25,630
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	126,405
Closing balance - Assets	24,972	126,405
Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,964
Opening Balance - Liabilities	32,567
Closing balance - Assets	18,793	7,964
Closing balance - Liabilities	46,336	32,567
Inventory [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	32,567	38,251
Deferred tax Income (Expenses)	15,131	(5,711)
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	(1,395)
Increase (decrease) Net exchange differences	33	27
Closing balance - Liabilities	46,336	32,567	38,251
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,905
Closing balance - Assets	19,323	7,905
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	2,427
Closing balance - Assets	4,625	2,427
Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	3,713
Opening Balance - Liabilities	14,826
Closing balance - Assets	2,301	3,713
Closing balance - Liabilities	12,511	14,826
Intangible revaluation [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	14,826	17,942
Deferred tax Income (Expenses)	(1,908)	(1,118)
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	0
Increase (decrease) Net exchange differences	(407)	(1,998)
Closing balance - Liabilities	12,511	14,826	17,942
Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	20,898
Closing balance - Assets	8,996	20,898
Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	20,018
Opening Balance - Liabilities	19,608
Closing balance - Assets	24,328	20,018
Closing balance - Liabilities	18,204	19,608
Other Deductible/Taxable Temporary Differences [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	19,608	25,126
Deferred tax Income (Expenses)	(1,173)	(2,846)
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	(179)
Increase (decrease) Net exchange differences	(52)	(2,672)
Closing balance - Liabilities	18,204	19,608	25,126
Biological Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	644,348
Closing balance - Liabilities	605,166	644,348
Biological Assets [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	644,348	642,221
Deferred tax Income (Expenses)	(31,706)	20,239
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	(2,946)
Increase (decrease) Net exchange differences	(4,530)	(18,112)
Closing balance - Liabilities	605,166	644,348	642,221
Prepaid Expenses [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	42,319
Closing balance - Liabilities	38,088	42,319
Prepaid Expenses [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	42,319	41,338
Deferred tax Income (Expenses)	(4,227)	989
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	0
Increase (decrease) Net exchange differences	(4)	(8)
Closing balance - Liabilities	38,088	42,319	41,338
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	342,860	336,803
Deferred tax Income (Expenses)	(84,132)	7,301
Deferred tax of items charged to other comprehensive income	31,500	13,753
Decrease through loss of control in subsidiary	(283)
Increase (decrease) Net exchange differences	(2,928)	(14,997)
Closing balance - Assets	287,017	342,860	336,803
Deferred Tax Assets [Member] | Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,042	5,749
Deferred tax Income (Expenses)	745	(267)
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	0
Increase (decrease) Net exchange differences	(57)	(440)
Closing balance - Assets	5,730	5,042	5,749
Deferred Tax Assets [Member] | Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	22,026	20,378
Deferred tax Income (Expenses)	(2,667)	1,598
Deferred tax of items charged to other comprehensive income	438	68
Decrease through loss of control in subsidiary	(56)
Increase (decrease) Net exchange differences	(3)	(18)
Closing balance - Assets	19,738	22,026	20,378
Deferred Tax Assets [Member] | Accrued Liability [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	8,107	7,182
Deferred tax Income (Expenses)	179	937
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	(24)
Increase (decrease) Net exchange differences	(5)	(12)
Closing balance - Assets	8,257	8,107	7,182
Deferred Tax Assets [Member] | Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	24,397	16,609
Deferred tax Income (Expenses)	8,083	7,788
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	0
Increase (decrease) Net exchange differences	0	0
Closing balance - Assets	32,480	24,397	16,609
Deferred Tax Assets [Member] | Impairment Provision [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	14,193	20,169
Deferred tax Income (Expenses)	(5,193)	(4,598)
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	0
Increase (decrease) Net exchange differences	(436)	(1,378)
Closing balance - Assets	8,564	14,193	20,169
Deferred Tax Assets [Member] | Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	79,765	68,390
Deferred tax Income (Expenses)	(1,572)	(1,641)
Deferred tax of items charged to other comprehensive income	31,062	13,685
Decrease through loss of control in subsidiary	0
Increase (decrease) Net exchange differences	(345)	(669)
Closing balance - Assets	108,910	79,765	68,390
Deferred Tax Assets [Member] | Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	126,405	133,221
Deferred tax Income (Expenses)	(99,915)	2,605	44,521
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	(207)
Increase (decrease) Net exchange differences	(1,311)	(9,421)
Closing balance - Assets	24,972	126,405	133,221
Deferred Tax Assets [Member] | Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,964	12,460
Deferred tax Income (Expenses)	10,854	(4,363)
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	0
Increase (decrease) Net exchange differences	(25)	(133)
Closing balance - Assets	18,793	7,964	12,460
Deferred Tax Assets [Member] | Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,905	6,631
Deferred tax Income (Expenses)	11,427	1,295
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	0
Increase (decrease) Net exchange differences	(9)	(21)
Closing balance - Assets	19,323	7,905	6,631
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	2,427	4,349
Deferred tax Income (Expenses)	2,213	(1,545)
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	0
Increase (decrease) Net exchange differences	(15)	(377)
Closing balance - Assets	4,625	2,427	4,349
Deferred Tax Assets [Member] | Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	3,713	6,044
Deferred tax Income (Expenses)	(1,207)	(1,042)
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	0
Increase (decrease) Net exchange differences	(205)	(1,289)
Closing balance - Assets	2,301	3,713	6,044
Deferred Tax Assets [Member] | Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	20,898	19,460
Deferred tax Income (Expenses)	(11,902)	1,438
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	0
Increase (decrease) Net exchange differences	0	0
Closing balance - Assets	8,996	20,898	19,460
Deferred Tax Assets [Member] | Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	20,018	16,161
Deferred tax Income (Expenses)	4,823	5,096
Deferred tax of items charged to other comprehensive income	0	0
Decrease through loss of control in subsidiary	4
Increase (decrease) Net exchange differences	(517)	(1,239)
Closing balance - Assets	$ 24,328	$ 20,018	$ 16,161